Disclosure of operating lease non-cancellable operating leases and sub lease payable (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Lease payments
Total	$ 830,425	$ 96,106
Sub-Lease payments
Future minimum lease payments to be received in relation to non-cancellable sub-leases of operating leases	112,146	500
Within one year
Lease payments
Total	181,184	96,106
Later than one year and not later than five years [member]
Lease payments
Total	649,241	0
Later than five years [member]
Lease payments
Total	$ 0	$ 0